NATURE OF OPERATIONS (Details Narrative) - shares	1 Months Ended
	Sep. 30, 2021	Aug. 13, 2018
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares	17.83%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary	60.49%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary	78.32%
Salva Rx Limited [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquire		100.00%
Exchange of ordinary shares		8,050,701
I O X [Member]
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares	17.83%